JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 97.6%
Alternative Assets — 4.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	7,588	107,899
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,361	73,401
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,880	39,033

Total Alternative Assets		220,333

Fixed Income — 42.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	90,667	1,078,032
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	56,505	478,036
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,800	53,247
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	770	6,869
JPMorgan High Yield Fund Class R6 Shares (a)	20,814	149,650
JPMorgan Income Fund Class R6 Shares (a)	26,806	254,385
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,156	66,058
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	22,763	231,496
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	3,019	29,675

Total Fixed Income		2,347,448

International Equity — 13.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,280	141,145
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,678	101,235
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,264	95,624
JPMorgan International Equity Fund Class R6 Shares (a)	4,254	86,319
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	16,953	333,122

Total International Equity		757,445

U.S. Equity — 37.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,074	173,676
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,500	282,041
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,074	176,935
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	17,161	212,448
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,055	56,427
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	371	27,507
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,890	62,385
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,579	494,539
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,794	187,259
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,469	253,285
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,542	184,140

Total U.S. Equity		2,110,642

TOTAL INVESTMENT COMPANIES (Cost $4,150,125)		5,435,868

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(b) (Cost $133,381)	133,381	133,381

Total Investments — 100.0% (Cost $4,283,506)		5,569,249
Other Assets Less Liabilities — 0.0% (c)		1,685

Net Assets — 100.0%		5,570,934

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,569,249	$—	$—	$5,569,249

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,016,902	$104,698	$—	$—	$(43,568)	$1,078,032	90,667	$18,363	$17,054
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	460,270	32,439	—	—	(14,673)	478,036	56,505	9,449	7,633
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,506	7,680	—	—	1,061	53,247	6,800	1,367	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	113,205	265	10,830	2,160	36,345	141,145	3,280	265	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	75,736	1,445	2,496	216	26,334	101,235	4,678	1,445	—
JPMorgan Equity Income Fund Class R6 Shares (a)	134,748	3,443	5,326	229	40,582	173,676	8,074	2,442	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	72,638	1,262	—	—	21,724	95,624	3,264	1,262	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	67,191	730	63,154	(4,577)	6,679	6,869	770	730	—
JPMorgan High Yield Fund Class R6 Shares (a)	123,852	14,337	—	—	11,461	149,650	20,814	5,014	—
JPMorgan Income Fund Class R6 Shares (a)	206,297	37,462	—	—	10,626	254,385	26,806	7,892	276
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	63,174	996	—	—	1,888	66,058	6,156	996	—
JPMorgan International Equity Fund Class R6 Shares (a)	72,965	1,160	5,368	893	16,669	86,319	4,254	1,160	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	276,983	6,339	9,663	478	58,985	333,122	16,953	6,338	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	264,075	13,952	55,946	13,504	46,456	282,041	4,500	344	13,607
JPMorgan Large Cap Value Fund Class R6 Shares (a)	116,791	5,659	10,281	1,074	63,692	176,935	9,074	1,206	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	203,010	28,147	—	—	339	231,496	22,763	2,206	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	157,086	8,663	23,082	812	68,969	212,448	17,161	2,272	6,392
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	46,588	5,267	5,521	1,574	8,519	56,427	1,055	76	5,192
JPMorgan Realty Income Fund Class R6 Shares (a)	—	97,878	—	—	10,021	107,899	7,588	762	2,658
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	—	29,726	—	—	(51)	29,675	3,019	42	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,408	712	—	—	7,387	27,507	371	126	586
JPMorgan Small Cap Value Fund Class R6 Shares (a)	40,527	352	3,530	(733)	25,769	62,385	1,890	352	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	71,761	565	—	—	1,075	73,401	6,361	565	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	417,080	29,727	48,426	15,018	81,140	494,539	24,579	3,457	26,268
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	157,349	16,792	12,879	6,177	19,820	187,259	2,794	2,276	14,517
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(b)	85,748	256,307	208,674	—	—	133,381	133,381	33	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	198,019	8,654	6,239	643	52,208	253,285	7,469	2,613	6,041
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	37,161	1,004	—	—	868	39,033	3,880	1,003	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	125,287	21,503	12,067	(562)	49,979	184,140	4,542	3,100	2,409

Total	$4,668,357	$737,164	$483,482	$36,906	$610,304	$5,569,249		$77,156	$102,633

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.